Acquired intangible assets, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 0	$ 221,582	$ 301,697
Trademarks [Member] | Hjx [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Disposal Group, Including Discontinued Operation, Intangible Assets, Current		$ 353,691